SIGNIFICANT ACCOUNTING POLICIES (Weighted-Average Assumptions Used in Determinig Fair Market Value of Options) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Risk-free interest rate	0.38%	1.87%	2.79%
Expected term of options	5 years 29 days	4 years 8 months 8 days	4 years 9 months 3 days
Expected volatility	36.61%	33.18%	31.82%
Expected dividend yield	0.00%	0.00%	0.00%